10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes
10. LOSS PER SHARE

10. LOSS PER SHARE

Basic and diluted loss per share

The calculation of basic and diluted loss per share for the year ended December 31, 2023 was based on the loss attributable to common shareholders of $56,781 (2022 – $329,789; 2021 – $5,997) and a weighted average number of common shares outstanding of 54,674,754 (2022 – 51,116,744; 2021 – 32,738,087).

Diluted loss per share did not include the effect of 1,620,750 share purchase options and 16,666,667 warrants outstanding at year end (2022 - 2,080,750 share purchase options, 20,886,308 warrants and 412,500 finder’s options; 2021 - 833,250 share purchase options and 4,719,641 warrants) as they are anti-dilutive.